Lease (Tables)	12 Months Ended
Jun. 30, 2022
Operating Leases of Lessee Disclosures [Abstract]
Schedule of supplemental balance sheet information related to operating lease
	As of June 30,
	2022	2021
Right-of-use assets	$461,399	$194,747

Operating lease liabilities - current	$208,926	$98,427
Operating lease liabilities - non-current	250,178	104,755
Total operating lease liabilities	$459,104	$203,182

Schedule of weighted average remaining lease terms and discount rates for the operating lease
Weighted average remaining lease term (years)	2.15
Weighted average discount rate	6.92%

Schedule of future minimum rent payable under non-cancelable operating leases
2023	$343,008
2024	170,699
Thereafter	102,728
Total lease payments	616,435
Less: imputed interest	(157,331)
Present value of lease liabilities	$459,104